HSBC Funds

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

Effective June 29, 2012, the 2.00% redemption/exchange fee relating to redemptions or exchanges of shares of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund (the “Funds”) held for less than 30 days was eliminated. Also, a co-portfolio manager has been added to HSBC Frontier Markets Fund effective June 25, 2012. As such, the Prospectus of the Funds is revised as described below:

The table under “HSBC Emerging Markets Debt Fund Summary Section – Fees and Expenses of the Fund” on page 3 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.72%	0.62%	0.52%
Total Other Expenses	0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses	1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement(1)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	0.85%	0.75%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Emerging Markets Local Debt Fund Summary Section – Fees and Expenses of the Fund” on page 8 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.92%	0.82%	0.72%
Total Other Expenses	1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.75%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement(1)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	0.93%	0.83%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Frontier Markets Fund Summary Section – Fees and Expenses of the Fund” on page 14 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases	5.00%	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	1.57%	1.47%
Total Other Expenses(1)	1.82%	1.47%
Total Annual Fund Operating Expenses	3.07%	2.72%
Fee Waiver and/or Expense Reimbursement(2)	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	1.85%
(1) Based on estimated amounts for the current fiscal year.
(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Total Return Fund Summary Section – Fees and Expenses of the Fund” on page 20 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.01%	0.91%	0.81%
Total Other Expenses	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses	2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	1.25%	1.15%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Funds’ investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC EMERGING MARKETS DEBT FUND
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC EMERGING MARKETS DEBT FUND	CLASS A	CLASS I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC EMERGING MARKETS DEBT FUND		CLASS A	CLASS I	Class S
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.72%	0.62%	0.52%
Total Other Expenses		0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses		1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement	[1]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver		1.20%	0.85%	0.75%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

The table under “HSBC Emerging Markets Debt Fund Summary Section – Fees and Expenses of the Fund” on page 3 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.72%	0.62%	0.52%
Total Other Expenses	0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses	1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement(1)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	0.85%	0.75%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC Emerging Markets Local Debt Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Emerging Markets Local Debt Fund	A Shares	I Shares	S Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Emerging Markets Local Debt Fund		A Shares	I Shares	S Shares
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.92%	0.82%	0.72%
Total Other Expenses		1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		1.75%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver		1.28%	0.93%	0.83%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

 The table under “HSBC Emerging Markets Local Debt Fund Summary Section – Fees and Expenses of the Fund” on page 8 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.92%	0.82%	0.72%
Total Other Expenses	1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.75%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement(1)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	0.93%	0.83%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC Frontier Markets Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Frontier Markets Fund	A	I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Frontier Markets Fund		A	I
Management Fee		1.25%	1.25%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		1.57%	1.47%
Total Other Expenses	[1]	1.82%	1.47%
Total Annual Fund Operating Expenses		3.07%	2.72%
Fee Waiver and/or Expense Reimbursement	[2]	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver		2.20%	1.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

The table under “HSBC Frontier Markets Fund Summary Section – Fees and Expenses of the Fund” on page 14 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases	5.00%	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	1.57%	1.47%
Total Other Expenses(1)	1.82%	1.47%
Total Annual Fund Operating Expenses	3.07%	2.72%
Fee Waiver and/or Expense Reimbursement(2)	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	1.85%
(1) Based on estimated amounts for the current fiscal year.
(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC Total Return Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Total Return Fund	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Total Return Fund		Class A	Class I	Class S
Management Fee		0.85%	0.85%	0.85%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		1.01%	0.91%	0.81%
Total Other Expenses		1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses		2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement	[1]	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver		1.60%	1.25%	1.15%
[1]	Based on estimated amounts for the current fiscal year.

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

The table under “HSBC Total Return Fund Summary Section – Fees and Expenses of the Fund” on page 20 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.01%	0.91%	0.81%
Total Other Expenses	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses	2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	1.25%	1.15%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Funds’ investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 29, 2012
Entity Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hsbc
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	hsbc_SupplementTextBlock

HSBC Funds

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

Effective June 29, 2012, the 2.00% redemption/exchange fee relating to redemptions or exchanges of shares of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund (the “Funds”) held for less than 30 days was eliminated. Also, a co-portfolio manager has been added to HSBC Frontier Markets Fund effective June 25, 2012. As such, the Prospectus of the Funds is revised as described below:

The table under “HSBC Emerging Markets Debt Fund Summary Section – Fees and Expenses of the Fund” on page 3 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.72%	0.62%	0.52%
Total Other Expenses	0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses	1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement(1)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	0.85%	0.75%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Emerging Markets Local Debt Fund Summary Section – Fees and Expenses of the Fund” on page 8 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.92%	0.82%	0.72%
Total Other Expenses	1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.75%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement(1)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	0.93%	0.83%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Frontier Markets Fund Summary Section – Fees and Expenses of the Fund” on page 14 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases	5.00%	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	1.57%	1.47%
Total Other Expenses(1)	1.82%	1.47%
Total Annual Fund Operating Expenses	3.07%	2.72%
Fee Waiver and/or Expense Reimbursement(2)	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	1.85%
(1) Based on estimated amounts for the current fiscal year.
(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

The table under “HSBC Total Return Fund Summary Section – Fees and Expenses of the Fund” on page 20 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.01%	0.91%	0.81%
Total Other Expenses	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses	2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	1.25%	1.15%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Funds’ investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC EMERGING MARKETS DEBT FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
HSBC EMERGING MARKETS DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Supplement [Text Block]	hsbc_SupplementTextBlock

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

The table under “HSBC Emerging Markets Debt Fund Summary Section – Fees and Expenses of the Fund” on page 3 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.72%	0.62%	0.52%
Total Other Expenses	0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses	1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement(1)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	0.85%	0.75%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC EMERGING MARKETS DEBT FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.62%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%
HSBC EMERGING MARKETS DEBT FUND | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%
HSBC Emerging Markets Local Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Supplement [Text Block]	hsbc_SupplementTextBlock

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

 The table under “HSBC Emerging Markets Local Debt Fund Summary Section – Fees and Expenses of the Fund” on page 8 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	0.92%	0.82%	0.72%
Total Other Expenses	1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.75%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement(1)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	0.93%	0.83%
(1) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC Emerging Markets Local Debt Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.28%
HSBC Emerging Markets Local Debt Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.82%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%
HSBC Emerging Markets Local Debt Fund | S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%
HSBC Frontier Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Supplement [Text Block]	hsbc_SupplementTextBlock

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

The table under “HSBC Frontier Markets Fund Summary Section – Fees and Expenses of the Fund” on page 14 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases	5.00%	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	1.57%	1.47%
Total Other Expenses(1)	1.82%	1.47%
Total Annual Fund Operating Expenses	3.07%	2.72%
Fee Waiver and/or Expense Reimbursement(2)	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	1.85%
(1) Based on estimated amounts for the current fiscal year.
(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC Frontier Markets Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	1.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.20%
HSBC Frontier Markets Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.47%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	1.47%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%
HSBC Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Supplement [Text Block]	hsbc_SupplementTextBlock

Supplement Dated June 29, 2012
to the Emerging Markets Prospectus
Dated February 28, 2012, as Supplemented April 9, 2012, and June 20, 2012
(the “Prospectus”)

The table under “HSBC Total Return Fund Summary Section – Fees and Expenses of the Fund” on page 20 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases	4.75	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)	None	None	None
(as a % of amount redeemed)
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.01%	0.91%	0.81%
Total Other Expenses	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses	2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement(1)	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	1.25%	1.15%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Funds’ investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

HSBC Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.01%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	1.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%
HSBC Total Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.91%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
HSBC Total Return Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.81%
Total Other Expenses	rr_Component3OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%

[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[2]	Based on estimated amounts for the current fiscal year.